Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain arising during the year	¥ (355,708)	¥ (130,464)
Prior service cost arising during the year	(244)	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	30,905	16,821
Prior service cost	(147)	282
Curtailment and settlement	15,807	13,754
Foreign currency translation adjustments	0	0
Total changes in Accumulated OCI	(309,387)	(99,607)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain arising during the year	(305)	(1,570)
Prior service cost arising during the year	0	(2,188)
Losses (gains) due to amortization:
Net actuarial loss (gain)	(2,243)	(2,112)
Prior service cost	420	1,328
Curtailment and settlement	(2,875)	(15)
Foreign currency translation adjustments	2,439	757
Total changes in Accumulated OCI	(2,564)	(3,800)
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain arising during the year	(1,011)	(490)
Prior service cost arising during the year	0	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	(23)	89
Prior service cost	444	449
Curtailment and settlement	0	0
Foreign currency translation adjustments	34	(13)
Total changes in Accumulated OCI	¥ (556)	¥ 35